19. Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings
Fair Value of Assets Pledged

	Book value as of December 31,		Book value as of December 31,
	2019		2018
	Consolidated	thereof	Consolidated
	financial	assets	financial	thereof assets
	statements	pledged	statements	pledged
Leasehold improvements and equipment	2,291	1,503	1,414	1,174
Inventories	296	247	260	235
Trade and other receivables	1,482	864	1,429	1,007
Other assets	0	0	387	—
Financial assets	8,902	8,902	13,974	13,974
Cash and cash equivalents	95,234	93,606	94,829	92,933
	108,205	105,122	112,293	109,323

Schedule of movements of liabilities reconcile to cash flows arising from financing activities

	2019	2018
Balance as of January 1	4,773	7,169
Changes from financing cash flows
Proceeds from borrowings	562	0
Repayment of borrowings	(3,277)	(2,917)
	(2,715)	(2,917)
Other Changes
Capitalized borrowing costs	489	847
Interest paid	(164)	(326)
	325	531
Balance as of December 31, 2019	2,383	4,773